Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock	Common Stock Shares issued for services at a price of $10.60	Common Stock Shares issued for services at a price of $11.80	Common Stock Shares issued for services at a price of $13.00	Common Stock Shares issued for services at a price of $12.30	Common Stock Shares issued for services at a price of $9.64	Common Stock Shares issued for services at a price of $9.74	Common Stock Shares issued for services at a price of $8.50	Common Stock Shares issued for services at a price of $6.10	Common Stock Shares issued for services at a price of $5.96	Common Stock Shares issued for services at a price of $6.00	Common Stock Shares issued for services at a price of $5.92	Additional Paid-in Capital	Additional Paid-in Capital Shares issued for services at a price of $10.60	Additional Paid-in Capital Shares issued for services at a price of $11.80	Additional Paid-in Capital Shares issued for services at a price of $13.00	Additional Paid-in Capital Shares issued for services at a price of $12.30	Additional Paid-in Capital Shares issued for services at a price of $9.64	Additional Paid-in Capital Shares issued for services at a price of $9.74	Additional Paid-in Capital Shares issued for services at a price of $8.50	Additional Paid-in Capital Shares issued for services at a price of $6.10	Additional Paid-in Capital Shares issued for services at a price of $5.96	Additional Paid-in Capital Shares issued for services at a price of $6.00	Additional Paid-in Capital Shares issued for services at a price of $5.92	Retained Earnings	Retained Earnings Shares issued for services at a price of $10.60	Retained Earnings Shares issued for services at a price of $11.80	Retained Earnings Shares issued for services at a price of $13.00	Retained Earnings Shares issued for services at a price of $12.30	Retained Earnings Shares issued for services at a price of $9.64	Retained Earnings Shares issued for services at a price of $9.74	Retained Earnings Shares issued for services at a price of $8.50	Retained Earnings Shares issued for services at a price of $6.10	Retained Earnings Shares issued for services at a price of $5.96	Retained Earnings Shares issued for services at a price of $6.00	Retained Earnings Shares issued for services at a price of $5.92	Total	Shares issued for services at a price of $10.60	Shares issued for services at a price of $11.80	Shares issued for services at a price of $13.00	Shares issued for services at a price of $12.30	Shares issued for services at a price of $9.64	Shares issued for services at a price of $9.74	Shares issued for services at a price of $8.50	Shares issued for services at a price of $6.10	Shares issued for services at a price of $5.96	Shares issued for services at a price of $6.00	Shares issued for services at a price of $5.92
Equity Balance, Starting at Dec. 31, 2014	$ 3,099												$ 10,414,931												$ (5,867,838)												$ 4,550,192
Shares Outstanding, Starting at Dec. 31, 2014	3,098,705
Stock Issued During Period, Value, Issued for Services		$ 18	$ 1	$ 1	$ 1									$ 190,983	$ 14,749	$ 4,062	$ 15,373									$ 0	$ 0	$ 0	$ 0								0	$ 191,001	$ 14,750	$ 4,063	$ 15,374
Stock Issued During Period, Shares, Issued for Services		18,019	1,250	313	1,250
Net Income (Loss)	$ 0												0												(1,696,282)												(1,696,282)
Equity Balance, Ending at Dec. 31, 2015	$ 3,120												10,640,098												(7,564,120)												3,079,098
Shares Outstanding, Ending at Dec. 31, 2015	3,119,537
Stock Issued During Period, Value, Issued for Services						$ 1	$ 2	$ 2	$ 1	$ 1	$ 2	$ 15						$ 3,010	$ 14,997	$ 14,998	$ 7,499	$ 7,498	$ 12,498	$ 91,745						$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	152,265					$ 3,011	$ 14,999	$ 15,000	$ 7,500	$ 7,499	$ 12,500	$ 91,760
Stock Issued During Period, Shares, Issued for Services						313	1,540	1,764	1,230	1,257	2,083	15,500
Net Income (Loss)	$ 0												0												(2,196,834)												(2,196,834)
Equity Balance, Ending at Dec. 31, 2016	$ 3,135												10,734,857												(9,760,954)												977,038
Shares Outstanding, Ending at Dec. 31, 2016	3,133,789
Stock Issued During Period, Value, Share-based Compensation, Forfeited	$ (10)												(257,990)												0												(258,000)
Stock Issued During Period, Shares, Share-based Compensation, Forfeited	(10,000)
Reverse Stock Splits, Value	$ 1												0												0												1
Stock Issued During Period, Shares, Reverse Stock Splits	565
Stock Issued During Period, Value, Other	$ 0												200,504												0												200,504
Stock Issued During Period, Shares, Other	0
Derivative value on issuance date - warrants and notes payable conversion feature	$ 0												(447,850)												0												(447,850)
Debt discount on notes payable	$ 0												$ 447,850												$ 0												447,850
Stock Issued During Period, Value, Issued for Services																																					51,408
Equity Balance, Ending at Jun. 30, 2017																																					$ 4,219,095